Income Taxes (Table)	12 Months Ended
Dec. 31, 2019
Income Taxes Table Abstract
Schedule of Reconciliation of Effective Income Tax Rate

The items accounting for the difference between income taxes at the effective statutory rate and the Company’s effective tax rate for the years ended December 31, 2019 and 2018 were as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018

Income tax benefit at U.S. statutory rate	21.00%	21.00%
Income tax benefit - State	4.57%	4.18%
Permanent items	(15.23)%	(18.19)%
Effect of change in valuation allowance	(10.34)%	(6.99)%
Effective income tax rate	0.00%	0.00%

Schedule of Components of Deferred Tax Assets

The Company’s approximate net deferred tax asset as of December 31, 2019 and 2018 was as follows:

	December 31, 2019	December 31, 2018
Deferred Tax Asset:
Net operating loss carryover	$5,682,118	$1,042,542
Less: valuation allowance	(5,682,118)	(1,042,542)
Net deferred tax asset	$-	$-